Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits Expense [Abstract]
Schedule of Consolidated Statements of Comprehensive Income (Loss)

Share-based and token-based compensation, and short-term employee benefits included in consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2024	2023	2022
Cost of service
Compensation and benefits	$584	$505	-
Share-based compensation	-	-	-
Token-based compensation	-	-	-
	$584	$505	-
Research and development
Compensation and benefits	$2,146	$2,053	2,159
Share-based compensation	191	400	2
Token-based compensation	60	166	125
	$2,397	$2,619	2,286

Sales and marketing
Compensation and benefits	$1,769	$1,637	1,160
Share-based compensation	98	443	1,022
Token-based compensation	30	268	435
	$1,897	$2,348	2,617

General and administrative
Compensation and benefits	$2,617	$3,036	3,064
Share-based compensation	922	1,882	111
Token-based compensation	372	464	817
	$3,911	$5,382	3,992